Income Taxes - Schedule of Movements of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movements of Valuation Allowance [Abstract]
Balance at beginning of year	¥ 964,426	¥ 908,660	¥ 586,541
Additions	5,528	75,742	322,119
Reversal	(51,978)	(19,976)
Balance at end of year	¥ 917,976	¥ 964,426	¥ 908,660